Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Advance from customers	$—	$1,712
Total contract liabilities	$—	$1,712
	For the six months ended June 30,
	2025	2024
Balance at the beginning of the period	$1,712	$65,703
Cash received in advance	—	18,288
Revenue recognized from opening balance of deferred revenue	(1,712)	(65,703)
Revenue recognized from contract liabilities arising during the period	—	(11,559)
Balance at the end of the period	$—	$6,729